Promissory Note (Details) - USD ($)		6 Months Ended
	Sep. 29, 2023	Dec. 31, 2024
Hongbing Zhang [Member]
Promissory Note [Line Items]
Aggregate principal amount	$ 300,000
Interest rate	12.00%
Unsecured Note [Member]
Promissory Note [Line Items]
Notes matures		Oct. 30, 2023